Share-based compensation - Summary of Restricted Stock and Restricted Stock Unit, Activity (Detail)	12 Months Ended
	Dec. 31, 2020 ¥ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested		(13,333,325)	(26,666,675)
Outstanding balance		13,333,325	40,000,000
Weighted average grant date fair value | $ / shares		$ 10.16	$ 10.16
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Replacement	75,010,330
Granted	39,313,515
Vested	(63,314,483)
Forfeited	(2,721,228)
Outstanding balance	48,288,134
Expected to vest as of December 31, 2020,shares	44,425,083
Replacement ,Weighted average grant-date | ¥ / shares	¥ 4.87
Granted,Weighted average grant-date | ¥ / shares	27.70
Vested,Weighted average grant-date | ¥ / shares	11.66
Forfeited,Weighted average grant-date | ¥ / shares	11.05
Weighted average grant date fair value | ¥ / shares	¥ 14.20
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Replacement	17,643,400
Vested	(17,643,400)
Replacement ,Weighted average grant-date | ¥ / shares	¥ 2.51
Vested,Weighted average grant-date | ¥ / shares	¥ 2.51